Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share

15. Earnings Per Share

Basic earnings per share is based on the weighted average number of shares of common stock issued and outstanding during the period. Diluted earnings per share is based on the weighted average number shares of common stock issued and outstanding and the effect of all dilutive common stock equivalents and potentially dilutive securities outstanding during the period. The potentially dilutive securities that would be anti-dilutive due to the Company’s net loss are not included in the calculation of diluted net loss per share.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share for the Successor Period:

Successor
For the three months ended March 31, 2022
Numerator:
Net loss – basic and diluted	$(14,568)
Denominator:
Weighted average shares outstanding – basic and diluted	15,897,861
Basic and diluted loss per common share	$(0.92)

The Company has also considered the dilutive impact of the public and private warrants, True Harvest convertible debt, contingent consideration payable in shares to the True Harvest sellers, True Harvest contingently returnable shares, Sponsor Notes, and the Deferred Cash Payment convertible into shares, Investor Shares, stock options, and Lender Warrants, each of which was determined to be anti-dilutive.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share for the Predecessor Periods. There were no securities that were determined to be dilutive.

	Predecessor
	Three Months Ended March 31, 2021
	Angel Founder Units	Series A Units	Series R Units
Numerator:
Net Income allocation	$1,486	$577	$729

Denominator:
Weighted averaged units – basic	110,000	42,761	54,000
Weighted averaged units – diluted	110,000	42,761	54,000

Earnings per unit – basic	$13.50	$13.50	$13.50
Earnings per unit – diluted	$13.50	$13.50	$13.50

14. Earnings Per Share

Basic earnings per share is based on the weighted average number of shares of common stock issued and outstanding during the period. Diluted earnings per share is based on the weighted average number shares of common stock issued and outstanding and the effect of all dilutive common stock equivalents and potentially dilutive securities outstanding during the period. The potentially dilutive securities that would be anti-dilutive due to the Company’s net loss are not included in the calculation of diluted net loss per share attributable to controlling interest.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share for the Successor Period:

Successor
Period from November 27, 2021 to December 31, 2021
Numerator:
Net income – basic	$6,942
Effect of dilutive securities	(11,784)
Net income – diluted	$4,842

Denominator:
Weighted average shares outstanding – basic	11,749,911
Dilutive effect of Lender Warrants	2,544,554
Dilutive effect of Investor Shares	359,053
Weighted average shares outstanding – diluted	14,653,508
Basic earnings per common share	$0.59
Diluted earnings per common share	$(0.33)

The Company has also considered the dilutive impact of the public and private warrants, True Harvest convertible debt, contingent consideration payable in shares to the True Harvest sellers, True Harvest contingently returnable shares, Sponsor Notes, and the Deferred Cash Payment convertible into shares, each of which was determined to be anti-dilutive.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share for the Predecessor Periods. There were no securities that were determined to be dilutive.

	Predecessor
	Period from January 1, 2020 to November 26, 2021			For the year ended December 31, 2021
	Angel Founder Units	Series A Units	Series R Units	Angel Founder Units	Series A Units	Series R Units
Numerator:
Net Income	$10,985	$—	$—	$14,396	$—	$—
Less:
Income Distributions(1)	12,373	—	—	15,449	—	—
Undistributed net income (loss)	$(1,388)	$—	$—	$(1,053)	$—	$—

Allocation of undistributed net income (loss)	$(738)	$(287)	$(363)	$(624)	$(242)	$(187)
Actual Distributions by Unit class	6,583	2,559	3,231	5,866	6,971	2,612
Net income allocation	$5,845	$2,272	$2,868	$5,242	$6,729	$2,425

Denominator:
Weighted averaged units – basic	110,000	42,761	54,000	110,000	42,761	54,000
Weighted averaged units – diluted	110,000	42,761	54,000	110,000	42,761	54,000

Earnings per unit – basic	$53.13	$53.13	$53.13	$47.65	$157.36	$44.91
Earnings per unit – diluted	$53.13	$53.13	$53.13	$47.65	$157.36	$44.91